Share premium (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Premium Abstract
Increase (decrease) in share premium to cope with capital increase	€ 361	€ 1,491	€ (50)
Transfer of share premium to legal reserve	€ 72	€ 38	€ 10